Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2022
Statement [Line Items]
Summary of Credit Risk Exposures

As at October 31 ($ millions)	2022				2021
	Exposure at default (1)
Category	Drawn (2)	Undrawn commitments	Other exposures (3)	Total	Total
By counterparty type
Non-retail
AIRB portfolio
Corporate	$233,214	$123,347	$96,865	$453,426	$372,462
Bank	16,812	4,739	15,874	37,425	35,792
Sovereign	223,678	1,170	9,308	234,156	213,300
	473,704	129,256	122,047	725,007	621,554
Standardized portfolio
Corporate (4)	48,804	2,879	8,183	59,866	63,647
Bank	3,752	26	10	3,788	3,064
Sovereign	8,718	34	231	8,983	8,773
	61,274	2,939	8,424	72,637	75,484
Total non-retail	$534,978	$132,195	$130,471	$797,644	$697,038
Retail
AIRB portfolio
Real estate secured	232,133	22,435	–	254,568	227,927
Qualifying revolving	16,018	30,417	–	46,435	41,771
Other retail	33,696	4,214	–	37,910	36,207
	$281,847	$57,066	$–	$338,913	$305,905
Standardized portfolio
Real estate secured	63,054	–	–	63,054	54,617
Other retail (4)	47,242	847	–	48,089	36,445
	110,296	847	–	111,143	91,062
Total retail	$392,143	$57,913	$–	$450,056	$396,967
Total	$927,121	$190,108	$130,471	$1,247,700	$1,094,005
By geography (5)
Canada	$549,356	$119,722	$40,971	$710,049	$639,748
United States	146,109	50,517	51,046	247,672	194,424
Chile	54,234	1,326	4,968	60,528	54,777
Mexico	45,988	1,522	3,283	50,793	38,422
Peru	27,789	1,147	3,240	32,176	28,152
Colombia	11,951	384	956	13,291	14,446
Other International
Europe	21,158	7,459	17,539	46,156	47,179
Caribbean	29,482	1,487	1,088	32,057	27,673
Latin America (other)	17,649	1,336	1,905	20,890	14,080
All other	23,405	5,208	5,475	34,088	35,104
Total	$927,121	$190,108	$130,471	$1,247,700	$1,094,005

(1)
Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.

(2)
Non-retail
drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, and other personal loans.

(3)
Non-retail
other exposures include
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations including $32.3 million first loss protection (2021 – $22.3 million), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral. Not applicable for retail exposures.

(4)	During the year, certain small business loans were reclassified from Non-retail to Retail based on regulatory definitions. The prior period has not been restated.
(5)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2022 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total

Cash and deposits with financial institutions	$62,551	$–	$–	$–	$–	$–	$–	$–	$3,344	$65,895
Precious metals	–	–	–	–	–	–	–	543	–	543
Trading assets
Securities	(4)	–	–	–	–	–	–	103,551	–	103,547
Loans	408	–	–	–	–	–	367	7,403	–	7,811
Other	–	–	–	–	–	–	–	1,796	–	1,796
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	175,313	–	–	–	–	–	175,313
Derivative financial instruments	–	–	–	–	55,699	–	43,436	–	–	55,699
Investment securities	108,516	–	–	–	–	5,081	–	–	(3,589)	110,008
Loans:
Residential mortgages (2)	76,607	272,588	–	–	–	–	–	–	84	349,279
Personal loans	–	96,074	3,350	–	–	–	–	–	7	99,431
Credit cards	–	13,126	372	–	–	–	–	–	1,020	14,518
Business & government	267,921	10,395	9,675	–	–	–	–	–	(884)	287,107
Allowances for credit losses (3)	(514)	(817)	–	–	–	–	–	–	(4,017)	(5,348)
Customers’ liability under acceptances	19,525	–	–	–	–	–	–	–	(31)	19,494
Property and equipment	–	–	–	–	–	–	–	–	5,700	5,700
Investment in associates	–	–	–	–	–	56	–	–	2,577	2,633
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,833	16,833
Other (including Deferred tax assets)	2,401	991	–	106	–	–	–	–	35,661	39,159

Total	$537,411	$392,357	$13,397	$175,419	$55,699	$5,137	$43,803	$113,293	$56,705	$1,349,418

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $75.8 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2021 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$83,176	$–	$–	$–	$–	$–	$–	$–	$3,147	$86,323
Precious metals	–	–	–	–	–	–	–	755	–	755
Trading assets
Securities	1	–	–	–	–	–	–	137,147	–	137,148
Loans	470	–	–	–	–	–	397	7,643	–	8,113
Other	–	–	–	–	–	–	–	1,051	–	1,051
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	127,739	–	–	–	–	–	127,739
Derivative financial instruments	–	–	–	–	42,302	–	35,379	–	–	42,302
Investment securities	70,193	–	–	–	–	4,373	–	–	633	75,199
Loans:
Residential mortgages (2)	77,773	241,833	–	–	–	–	–	–	72	319,678
Personal loans	–	89,518	2,015	–	–	–	–	–	7	91,540
Credit cards	–	10,842	136	–	–	–	–	–	1,472	12,450
Business & government	208,967	4,025	5,861	–	–	–	–	–	91	218,944
Allowances for credit losses (3)	(552)	(759)	–	–	–	–	–	–	(4,315)	(5,626)
Customers’ liability under acceptances	20,441	–	–	–	–	–	–	–	(37)	20,404
Property and equipment	–	–	–	–	–	–	–	–	5,621	5,621
Investment in associates	–	–	–	–	–	46	–	–	2,558	2,604
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,604	16,604
Other (including Deferred tax assets)	1,772	659	–	2	–	–	–	–	21,562	23,995

Total	$462,241	$346,118	$8,012	$127,741	$42,302	$4,419	$35,776	$146,596	$47,415	$1,184,844
(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $78.1 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings	The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P	Moody’s	DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0551%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0551% – 0.0651%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0651% – 0.0748%
BBB+	Baa1	BBB (high)		87	0.0748% – 0.1028%
BBB	Baa2	BBB		85	0.1028% – 0.1552%
BBB-	Baa3	BBB (low)		83	0.1552% – 0.2151%
BB+	Ba1	BB (high)		80	0.2151% – 0.2983%
BB	Ba2	BB		77	0.2983% – 0.5617%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.5617% – 1.1570%
B+	B1	B (high)		73	1.1570% – 1.9519%
B to B-	B2 to B3	B to B (low)		70	1.9519% – 4.7225%
CCC+	Caa1	–		65	4.7225% – 12.1859%
CCC	Caa2	–	Watch list	60	12.1859% – 23.8197%
CCC- to CC	Caa3 to Ca	–		40	23.8197% – 42.1638%
–	–	–		30	42.1638% – 100.0000%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD Ranges as at October 31, 2022. The Range does not include the upper boundary for the row.

Summary of Interest Rate Sensitivity
Based on the Bank’s interest rate positions, the following table shows the pro-forma
pre-tax
impact on the Bank’s net interest income over the next twelve months and economic value of equity of an immediate and sustained 100 basis points increase and decrease in interest rates across major currencies as defined by the Bank. Corresponding with the current interest rate environment, the net interest income and economic value for a down shock scenario are measured using 100 basis points decline. These calculations are based on models that consider a number of inputs and are on a constant balance sheet and make no assumptions for management actions to mitigate the risk.

As at October 31 ($ millions)	2022							2021 (1)
	Net interest income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total		Net interest income	Economic value of equity
100 bp increase	$(118)	$(222)	$(340)	$(800)	$(1,221)	$(2,021)	100 bp increase	$212	$(1,173)
100 bp decrease	$127	$199	$326	$606	$1,053	$1,659	25 bp decrease	$(64)	$209

(1)	Prior period amounts have been restated to conform with current period presentation.

Summary of VaR by Risk Factor

		For the year ended October 31, 2022
($ millions)	As at October 31, 2022	Average	High	Low	As at October 31, 2021
Credit spread plus interest rate	$9.3	$12.0	$19.0	$7.2	$10.3
Credit spread	7.7	5.3	9.6	2.0	2.0
Interest rate	8.4	11.4	19.6	5.7	11.5
Equities	3.4	4.0	6.8	1.7	6.7
Foreign exchange	1.5	2.1	5.3	0.8	2.0
Commodities	5.2	3.1	5.8	1.0	1.3
Debt specific	4.6	2.3	4.6	1.6	1.5
Diversification effect	(10.6)	(10.0)	n/a	n/a	(8.6)
All-Bank VaR	$13.4	$13.5	$20.4	$7.8	$13.2
All-Bank stressed VaR	$27.4	$30.9	$58.4	$16.8	$36.1

Summary of Market Risk Capital Requirements
Below are the market risk capital requirements as at October 31, 2022.

($ millions)
All-Bank VaR	$131
All-Bank stressed VaR	324
Incremental risk charge	345
Standardized approach	66
Total market risk capital	$866	(1)

(1)	Equates to $10,820 million of risk-weighted assets (October 31, 2021 – $8,112 million).

AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
The credit quality of the
non-retail
AIRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2022				2021
		Exposure at Default (1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (2)	Total	Total
Investment grade	99 – 98	$117,445	$1,986	$19,133	$138,564	$116,190
	95	32,559	12,484	25,532	70,575	62,265
	90	28,263	21,482	28,470	78,215	75,537
	87	43,848	24,277	17,063	85,188	64,634
	85	36,912	21,943	14,236	73,091	52,838
	83	50,728	20,387	7,754	78,869	56,540
Non-Investment grade	80	34,036	14,691	4,130	52,857	47,700
	77	27,388	6,381	2,519	36,288	33,774
	75	19,556	3,709	2,447	25,712	22,822
	73	6,137	1,263	448	7,848	8,449
	70	2,022	449	121	2,592	2,814
Watch list	65	300	14	81	395	1,302
	60	740	39	9	788	1,626
	40	744	98	39	881	696
	30	52	2	–	54	92
Default	21	1,107	51	62	1,220	1,228
Total		$401,837	$129,256	$122,044	$653,137	$548,507
Government guaranteed residential mortgages (3)		71,867	–	–	71,867	73,044
Total		$473,704	$129,256	$122,044	$725,004	$621,551

(1)	After credit risk mitigation.
(2)
Includes
off-balance
sheet lending instruments such as letters of credit, letters of guarantee, securitizations excluding $3.5 million first loss protection (2021 – $3.5 million), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Summary of Risk Categories of Borrower by Probability Of Default
The data in the table below provides a distribution of the retail AIRB exposure within each PD range by asset class:

As at October 31 ($ millions)	2022						2021
	Exposure at default (1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0499%	$63,677	$24,644	$12,865	$853	$102,039	$91,426
Very Low	0.0500% – 0.1999%	87,387	14,544	11,085	5,358	118,374	106,994
Low	0.2000% – 0.9999%	48,158	4,522	12,018	20,145	84,843	77,215
Medium Low	1.0000% – 2.9999%	9,569	–	5,522	7,157	22,248	20,744
Medium	3.0000% – 9.9999%	729	430	4,160	3,335	8,654	7,316
High	10.0000% – 19.9999%	263	72	223	565	1,123	917
Extremely High	20.0000% – 99.9999%	328	47	452	336	1,163	863
Default	100%	143	55	110	161	469	430
Total		$210,254	$44,314	$46,435	$37,910	$338,913	$305,905

(1)	After credit risk mitigation.